INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2018
Income Tax Expenses Schedule Of Taxes On Income Included In Income Statements
INCOME TAX EXPENSES
NOTE 25 –   INCOME TAX EXPENSES

a.	Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985

Under this law, results for tax purposes through tax-year 2007 were measured in real terms, having regard to the changes in the Israeli CPI. Commencing the tax-year 2008 and thereafter the Company and its subsidiaries are measured for tax purposes in nominal values, except for certain transition provisions: certain losses carryforward for tax purposes, and certain tax deductible depreciation expenses are adjusted to the changes in the CPI until the end of 2007.

b.	Corporate income tax rates applicable to the Group

The Group is taxed according to the regular corporate income tax in Israel.

On August 5, 2013, the Law for Change of National Priorities (Legislative Amendments for Achieving the Budgetary Goals for 2013-2014), 2013 was published, enacts, among other things, the raising of the corporate tax rate beginning in 2014 and thereafter to 26.5% (instead of 25%).

In January 2016, the Law for the Amendment of the Income Tax Ordinance (No. 216) was published, enacting a reduction of corporate tax rate in 2016 and thereafter, from 26.5% to 25%.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Implementing the Economic Policy for the 2017 and 2018 Budget Year), 2016 was published, enacting that the corporate tax rate will be 24% in 2017 and 23% in 2018 and thereafter.

c.     Deferred income taxes

Balances of deferred tax asset (liability) in NIS millions are attributable to the following items:

Balance of deferred tax asset (liability) in respect of	As at January 1, 2016	Charged to the income statement	Charged to other comprehensive income	Effect of change in corporate tax rate	As at December 31, 2016	Charged to the income statement	Charged to other comprehensive income	As at December 31, 2017	Charged to the income statement	Charged to other comprehensive income	As at December 31, 2018
Allowance for credit losses	45	6		(6)	45	*		45	(2)		43
Provisions for employee rights	14	*	2	(2)	14	*	1	15	2	*	17
Depreciable fixed assets and software	(53)	13		5	(35)	8		(27)	8		(19)
Intangibles, deferred expenses and carry forward losses	22	(8)		(5)	9	7		16	(24)		(8)
Options granted to employees	3	4		(1)	6	*		6	(1)		5
Other	18	(18)		2	2	(2)		*	*		*
Total	49	(3)	2	(7)	41	13	1	55	(17)	*	38

* Representing an amount of less than NIS 1 million.

	New Israeli Shekels
	December 31,
	2017	2018
	In millions
Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	80	69
Deferred tax assets to be recovered within 12 months	50	52
	130	121
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	63	64
Deferred tax liabilities to be recovered within 12 months	12	19
	75	83
Deferred tax assets, net	55	38

d.	Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see (b) above), and the actual tax expense:

	New Israeli Shekels
	Year ended December 31
	2016	2017	2018
	In millions
Profit before taxes on income,
as reported in the income statements	88	135	63
Theoretical tax expense	22	32	14
Increase in tax resulting from disallowable deductions	11	8	9
Taxes on income in respect of previous years	(4)	(10)	(15)
Change in corporate tax rate, see (b) above	7
Temporary differences and tax losses for which no deferred income
tax asset was recognized		(9)	(1)
Income tax expenses	36	21	7

 * Representing an amount of less than NIS 1 million.

e.	Taxes on income included in the income statements:

	New Israeli Shekels
	Year ended December 31
	2016	2017	2018
	In millions
For the reported year:
Current	31	44	6
Deferred, see (c) above	2	(4)	17
Effect of change in corporate tax rate on
deferred taxes	7
In respect of previous year:
Current	(4)	(10)	(15)
Deferred, see (c) above		(9)	(1)
	36	21	7

f.	Tax assessments:

1)	The Company has received final corporate tax assessments through the year ended December 31, 2015. During 2017, the Company received final tax assessments for the years 2014 and 2015.

2)	A subsidiary has received final corporate tax assessments through the year ended December 31, 2016. During 2018, a subsidiary received final tax assessments for the years 2013 through 2016.

3)	As general rule, tax self-assessments filed by another two subsidiaries through the year ended December 31, 2013 are, by law, now regarded as final.